Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.15980%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$674,970.45

Principal:
Principal Collections	$11,478,564.76
Prepayments in Full	$4,798,900.07
Liquidation Proceeds	$33,496.39
Recoveries	$80,806.84
Sub Total	$16,391,768.06
Collections	$17,066,738.51

Purchase Amounts:
Purchase Amounts Related to Principal	$157,434.86
Purchase Amounts Related to Interest	$1,021.32
Sub Total	$158,456.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,225,194.69

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,225,194.69
Servicing Fee	$168,163.16	$168,163.16	$0.00	$0.00	$17,057,031.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,057,031.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,057,031.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,057,031.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,057,031.53
Interest - Class A-4 Notes	$300,341.16	$300,341.16	$0.00	$0.00	$16,756,690.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,756,690.37
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$16,558,131.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,558,131.12
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$16,420,801.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,420,801.62
Regular Principal Payment	$15,310,596.02	$15,310,596.02	$0.00	$0.00	$1,110,205.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,110,205.60
Residual Released to Depositor	$0.00	$1,110,205.60	$0.00	$0.00	$0.00
Total		$17,225,194.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,310,596.02
Total					$15,310,596.02

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,310,596.02	$97.41	$300,341.16	$1.91	$15,610,937.18	$99.32
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$15,310,596.02	$9.70	$636,229.91	$0.40	$15,946,825.93	$10.10

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$78,520,564.10	0.4995582	$63,209,968.08	0.4021502
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$157,460,564.10	0.0997255	$142,149,968.08	0.0900287

Pool Information
Weighted Average APR	4.024%	4.074%
Weighted Average Remaining Term	22.16	21.54
Number of Receivables Outstanding	16,569	15,789
Pool Balance	$201,795,793.50	$185,220,399.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$189,039,516.03	$173,728,920.01
Pool Factor	0.1156222	0.1061251

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$11,491,479.58
Targeted Overcollateralization Amount	$43,070,431.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,070,431.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$106,997.83
(Recoveries)		94	$80,806.84
Net Loss for Current Collection Period			$26,190.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1557%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7983%
Second Prior Collection Period			0.8467%
Prior Collection Period			1.0867%
Current Collection Period			0.1624%
Four Month Average (Current and Prior Three Collection Periods)			0.7235%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,096	$15,838,167.43
(Cumulative Recoveries)			$3,244,738.31
Cumulative Net Loss for All Collection Periods			$12,593,429.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7216%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,115.69
Average Net Loss for Receivables that have experienced a Realized Loss			$4,067.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.36%	220	$4,371,251.40
61-90 Days Delinquent	0.37%	33	$682,807.84
91-120 Days Delinquent	0.04%	5	$77,156.32
Over 120 Days Delinquent	0.42%	33	$775,009.48
Total Delinquent Receivables	3.19%	291	$5,906,225.04

Repossession Inventory:
Repossessed in the Current Collection Period		14	$357,765.58
Total Repossessed Inventory		16	$433,864.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3861%
Prior Collection Period			0.4285%
Current Collection Period			0.4497%
Three Month Average			0.4214%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8287%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	44

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$828,607.96
2 Months Extended	74	$1,646,916.50
3+ Months Extended	18	$439,389.75

Total Receivables Extended	138	$2,914,914.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer